CONTRACT ASSETS, NET - Movement of impairment of contract assets (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
CONTRACT ASSETS, NET
Beginning balance	$ 22,945	¥ 162,213	¥ 395,604
Reversal of expense	(3,176)	(22,451)	(233,391)
Ending balance	$ 19,769	¥ 139,762	¥ 162,213